Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Real Estate Securities Fund
	Number of Shares	Value†
COMMON STOCKS — 2.0%
Entertainment — 0.8%
Caesars Entertainment, Inc.*	19,590	$856,867
Lodging — 1.2%
Boyd Gaming Corp.	19,473	1,310,922
TOTAL COMMON STOCKS (Cost $1,630,079)		2,167,789

REAL ESTATE INVESTMENT TRUSTS — 96.3%
Apartments — 14.6%
American Homes 4 Rent, Class A	72,518	2,667,212
Apartment Income REIT Corp.	35,881	1,165,056
Camden Property Trust	13,935	1,371,204
Essex Property Trust, Inc.	12,219	2,991,333
Invitation Homes, Inc.	148,490	5,287,729
UDR, Inc.	59,951	2,242,767
		15,725,301
Diversified — 32.9%
American Tower Corp.	26,613	5,258,463
Crown Castle, Inc.	48,831	5,167,785
Digital Realty Trust, Inc.	52,626	7,580,249
Equinix, Inc.	6,379	5,264,780
SBA Communications Corp.	16,581	3,593,103
VICI Properties, Inc.	141,146	4,204,739
Weyerhaeuser Co.	71,731	2,575,860
WP Carey, Inc.	31,801	1,794,848
		35,439,827
Healthcare — 10.0%
Healthcare Realty Trust, Inc.	158,836	2,247,529
Healthpeak Properties, Inc.	29,904	560,700
Ventas, Inc.	17,146	746,537
Welltower, Inc.	77,744	7,264,399
		10,819,165
Hotels & Resorts — 0.7%
Host Hotels & Resorts, Inc.	38,886	804,162
Industrial — 10.3%
Americold Realty Trust, Inc.	64,687	1,612,000
Prologis, Inc.	66,839	8,703,775
Rexford Industrial Realty, Inc.	16,377	823,763
		11,139,538
Manufactured Homes — 3.3%
Sun Communities, Inc.	27,846	3,580,439
Office Property — 1.6%
Highwoods Properties, Inc.	66,770	1,748,039
Regional Malls — 7.1%
Simon Property Group, Inc.	48,783	7,634,052
Single Tenant — 4.3%
Realty Income Corp.	85,401	4,620,194
Storage & Warehousing — 10.3%
Extra Space Storage, Inc.	23,156	3,403,932
	Number of Shares	Value†

Storage & Warehousing — (continued)
Iron Mountain, Inc.	71,692	$5,750,415
Public Storage	6,693	1,941,372
		11,095,719
Strip Centers — 1.2%
Kimco Realty Corp.	66,700	1,307,987
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $101,273,408)		103,914,423

SHORT-TERM INVESTMENTS — 1.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%) (Cost $1,353,497)	1,353,497	1,353,497
TOTAL INVESTMENTS — 99.6% (Cost $104,256,984)		$107,435,709
Other Assets & Liabilities — 0.4%		446,421
TOTAL NET ASSETS — 100.0%		$107,882,130

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
REIT— Real Estate Investment Trust.

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